Note 2 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For Three Months Ended June 30, 2020	For Three Months Ended June 30, 2019	For Six Months Ended June 30, 2020	For Six Months Ended June 30, 2019

Weighted average grant date fair value	$2.80	$3.61	$2.80	$3.61
Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	0.43%	2.19%	0.43%	2.19%
Expected volatility	76.00%	127.52%	76.00%	127.52%
Expected life (in years)	6.2	5.0	6.2	5.0

	201 9	2018

Weighted average grant date fair value	$3.69	$0.49
Weighted average assumptions used:
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.00%	0.83%
Expected volatility	124.58%	225.21%
Expected life (in years)	5.00	4.91